Financial assets and other receivables - Financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Total financial assets	$ 453,526	$ 349,232
Other financial assets [Member]
Disclosure of financial assets [line items]
Total financial assets	4,195	6,065
Receivables from related parties
Disclosure of financial assets [line items]
Total financial assets	4,540	5,530
Trade receivables
Disclosure of financial assets [line items]
Total financial assets	321,929	202,233
Other receivables
Disclosure of financial assets [line items]
Total financial assets	6,199	3,847
Cash and cash equivalents.
Disclosure of financial assets [line items]
Total financial assets	114,391	102,714
Restricted cash
Disclosure of financial assets [line items]
Total financial assets	2,272	28,843
Amortised cost
Disclosure of financial assets [line items]
Total financial assets	452,679	346,623
Amortised cost | Other financial assets [Member]
Disclosure of financial assets [line items]
Total financial assets	3,348	3,456
Amortised cost | Receivables from related parties
Disclosure of financial assets [line items]
Total financial assets	4,540	5,530
Amortised cost | Trade receivables
Disclosure of financial assets [line items]
Total financial assets	321,929	202,233
Amortised cost | Other receivables
Disclosure of financial assets [line items]
Total financial assets	6,199	3,847
Amortised cost | Cash and cash equivalents.
Disclosure of financial assets [line items]
Total financial assets	114,391	102,714
Amortised cost | Restricted cash
Disclosure of financial assets [line items]
Total financial assets	2,272	28,843
Fair value through profit or loss - mandatorily measured
Disclosure of financial assets [line items]
Total financial assets	847	2,609
Fair value through profit or loss - mandatorily measured | Other financial assets [Member]
Disclosure of financial assets [line items]
Total financial assets	$ 847	$ 2,609